Loans and Export Prepayment	12 Months Ended
Dec. 31, 2023
Export Prepayment Agreement
Loans and Export Prepayment

15.Loans and Export Prepayment

Description	12/31/2023	12/31/2022
Opening balances	77,438	—

Additions	92,562	82,318
Interest expense	17,272	155
Payment of interest	(475)	—
Repayment of note payable	—	—
Principal amortization	(13,336)	—
Foreign Exchange	(11,617)	(416)
Transactions costs	—	(3,951)
Transaction costs amortization	1,059	—
Foreign currency translation adjustment of subsidiary	8,003	(668)

Loans and export prepayments	170,906	77,438

Current	28,907	—
Non-Current	141,999	77,438

(a)Export Prepayment Agreement

Export Prepayment Agreement – Synergy

On December 13, 2022, the Company, through Sigma Brazil, entered into an export prepayment agreement in the amount of US$100 million (equivalent to $135.4 million), with annual interest payment based on the 12-month Bloomberg short-term bank yield index “BSBY” plus 6.95% per annum and maturing on December 13, 2026. On December 13, 2022, Sigma Brazil drew down US$60 million (equivalent to $82 million). The balance of US$40 million (equivalent to $54 million) was disbursed in two subsequent drawdowns of US$20 million each, on February 28, 2023 and on March 16, 2023.

The Company paid at inception of the agreement $10,194 as collateral, based on an amount equal to twelve months of interest accrual for the first interest period, and an upfront fee of $3,665.

Principal repayments of the Loan are due 48 days after the end of the Company’s first and third quarters ending March 31 and September 30, respectively, each year, being the first measurement date, the third quarter ended September 30, 2023.

Repayments will be determined based on an amount equivalent to 50% of the Company’s net cash generated from operating activities plus 50% of the net cash generated from investing activities for the prior 6-month period ended March 31 and September 30. During 2023 the Company had no net cash generated that could have triggered repayment of principal on November 18th.

The loan contains an embedded prepayment feature, whereby the Company must pay an early prepayment premium of 4% during the first year of the loan, reducing proportionately from 4% to 1% after the first anniversary, finishing at 1% at the end of the fourth year. The fair value of this embedded derivative has been estimated and does not differ significantly from the nominal amount and, accordingly, no adjustments were made, since it is closely related to the primary indexation of the loan.

The loan is guaranteed by the Company’s assets, rights, licenses, receivables, contracts (with flexibility to enter/terminate/amend offtake agreements) and a pledge of 100% of Sigma Lithium Holdings Inc’s share interest in Sigma Brazil. The security will rank first in respect to all existing and future indebtedness of the Company, except in relation to permitted indebtedness of up to USD100 million and R$100 million.

For the year ended December 31, 2023, the Company recognized interest expense in the amount of $16,068 paid in January 2024.

Export Prepayment Agreement – Santander

On August 31, 2023, the Company entered into an export prepayment agreement with Banco Santander S.A.(Brasil) in the amount of $12,985 which was settled in October 2023. Additionally, on October 19, 2023 the Company entered into a new export prepayment agreement with this bank in the amount of $12,720 paid in January 2024.

(b)Banco de Desenvolvimento de Minas Gerais - BDMG

The Company entered into a financing agreement with BDMG Bank. The first tranche of $3,084 was received on January 13, 2023, and $768 on November 14, 2023. This financing entails monthly interest payments and includes a 24-month grace period for principal amortization. Principal repayment occurs over 60 monthly installments, with the first installment due on December 15, 2024. The financing carries an annual interest rate of 3.75%.

On October 24, 2023, the Company entered into another financing agreement with BDMG Bank for $9,449, receiving $8,607 in December 2023. Like the previous agreement, this financing involves monthly interest payments and a 24-month grace period for principal amortization. Principal repayment is scheduled over 60 monthly installments, with the first installment due on December 7, 2024. The interest of this loan is 3.88% per annum.

Accounting policy

Borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method. Fees paid on the establishment of loan facilities are recognized as loan transaction costs of the facility amount drawn down.

Borrowings are derecognized from the statement of financial position when the obligation specified in the contract is discharged, cancelled or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any noncash assets transferred or liabilities assumed, is recognized in profit or loss as other income or finance costs.

Borrowings are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

The Company also analyses whether there are embedded derivatives in its sales and purchase contracts, as well as in its loan agreements. Changes in the fair value of any of these derivative instruments are recognized immediately in the statement of loss, unless they are closely related to the primary indexation of the contracts and agreements.